Disclosure of financial assets and financial liabilities by currency (Details) - USD ($) $ in Millions	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets and financial liabilities by currency [Line Items]
Restricted bank deposit	$ 125		$ 0
Restricted cash and cash equivalents	912	[1]	16
Cash and cash equivalents	790		678	$ 861	$ 2,471
Financial assets at amortised cost	1,922		825
Financial assets	1,923		827
Borrowings	10,181		7,964
Financial liabilities at amortised cost	10,913		8,827
Financial liabilities	10,916
Financial assets at amortized cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other receivables, net	93		129
Restricted bank deposit	125
Restricted cash and cash equivalents	912		16
Cash and cash equivalents	790		678
Deposits	2		2
Financial liabilities at amortized cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other payables	732		863
Borrowings	10,181		7,964
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Derivative financial assets	1
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Derivative financial assets			2
Financial liabilities at fair value through other comprehensive income, category
Disclosure of financial assets and financial liabilities by currency [Line Items]
Derivative financial liabilities	3
Hong Kong, Dollars [Member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Financial assets at amortised cost	301		644
Financial assets	301		644
Financial liabilities at amortised cost	311		389
Financial liabilities	311
Hong Kong, Dollars [Member] | Financial assets at amortized cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other receivables, net	61		111
Restricted bank deposit	0
Restricted cash and cash equivalents	0		0
Cash and cash equivalents	239		532
Deposits	1		1
Hong Kong, Dollars [Member] | Financial liabilities at amortized cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other payables	306		380
Borrowings	5		9
Hong Kong, Dollars [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Derivative financial assets	0
Hong Kong, Dollars [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Derivative financial assets			0
Hong Kong, Dollars [Member] | Financial liabilities at fair value through other comprehensive income, category
Disclosure of financial assets and financial liabilities by currency [Line Items]
Derivative financial liabilities	0
United States of America, Dollars [Member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Financial assets at amortised cost	491		80
Financial assets	492		82
Financial liabilities at amortised cost	10,220		7,943
Financial liabilities	10,223
United States of America, Dollars [Member] | Financial assets at amortized cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other receivables, net	6		4
Restricted bank deposit	0
Restricted cash and cash equivalents	0		0
Cash and cash equivalents	485		76
Deposits	0		0
United States of America, Dollars [Member] | Financial liabilities at amortized cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other payables	171		121
Borrowings	10,049		7,822
United States of America, Dollars [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Derivative financial assets	1
United States of America, Dollars [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Derivative financial assets			2
United States of America, Dollars [Member] | Financial liabilities at fair value through other comprehensive income, category
Disclosure of financial assets and financial liabilities by currency [Line Items]
Derivative financial liabilities	3
Macau, Patacas
Disclosure of financial assets and financial liabilities by currency [Line Items]
Financial assets at amortised cost	1,116		88
Financial assets	1,116		88
Financial liabilities at amortised cost	380		491
Financial liabilities	380
Macau, Patacas | Financial assets at amortized cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other receivables, net	26		14
Restricted bank deposit	125
Restricted cash and cash equivalents	912		16
Cash and cash equivalents	52		57
Deposits	1		1
Macau, Patacas | Financial liabilities at amortized cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other payables	253		359
Borrowings	127		132
Macau, Patacas | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Derivative financial assets	0
Macau, Patacas | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Derivative financial assets			0
Macau, Patacas | Financial liabilities at fair value through other comprehensive income, category
Disclosure of financial assets and financial liabilities by currency [Line Items]
Derivative financial liabilities	0
China, Yuan Renminbi
Disclosure of financial assets and financial liabilities by currency [Line Items]
Financial assets at amortised cost	14		11
Financial assets	14		11
Financial liabilities at amortised cost	2		4
Financial liabilities	2
China, Yuan Renminbi | Financial assets at amortized cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other receivables, net	0		0
Restricted bank deposit	0
Restricted cash and cash equivalents	0		0
Cash and cash equivalents	14		11
Deposits	0		0
China, Yuan Renminbi | Financial liabilities at amortized cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other payables	2		3
Borrowings	0		1
China, Yuan Renminbi | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Derivative financial assets	0
China, Yuan Renminbi | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Derivative financial assets			0
China, Yuan Renminbi | Financial liabilities at fair value through other comprehensive income, category
Disclosure of financial assets and financial liabilities by currency [Line Items]
Derivative financial liabilities	0
Other currencies [Member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Financial assets at amortised cost	0		2
Financial assets	0		2
Financial liabilities at amortised cost	0		0
Financial liabilities	0
Other currencies [Member] | Financial assets at amortized cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other receivables, net	0		0
Restricted bank deposit	0
Restricted cash and cash equivalents	0		0
Cash and cash equivalents	0		2
Deposits	0		0
Other currencies [Member] | Financial liabilities at amortized cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other payables	0		0
Borrowings	0		0
Other currencies [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Derivative financial assets	0
Other currencies [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Derivative financial assets			$ 0
Other currencies [Member] | Financial liabilities at fair value through other comprehensive income, category
Disclosure of financial assets and financial liabilities by currency [Line Items]
Derivative financial liabilities	$ 0

[1]	Restricted cash and cash equivalents of US$912 million as at December 31, 2022 was made available for use in early January 2023 and hence included in the calculation of net debt